15. VARIABLE INTEREST ENTITIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Assets	$ 35,544,894		$ 35,544,894		$ 14,197,241	$ 21,369,113
Liabilities	(38,569,454)		(38,569,454)		(46,065,038)	(54,233,031)
Revenues	7,831,652	$ 7,750	8,364,518	$ 25,185	9,395,625	3,100,834
Expenses	7,738,072	1,281,128	9,143,610	2,283,738
Max Steel Productions, LLC
Assets	9,207,664	0	9,207,664	0	12,327,887	18,295,633
Liabilities	13,011,741	0	13,011,741	0	(15,922,552)	(19,113,335)
Revenues	3,173,826	0	2,656,523	0	9,233,520	0
Expenses	(3,383,238)	(325,024)	(2,236,428)	(541,731)	(11,627,444)	(677,339)
JB Believe, LLC
Assets	30,843	0	30,843	0	240,269	143,549
Liabilities	6,755,328	0	6,755,328	0	(7,014,098)	(6,655,335)
Revenues	37,573	3,786	53,136	3,786	133,331	101,555
Expenses	$ 0	$ (133,711)	$ (3,792)	$ (260,592)	$ (395,374)	$ (398,959)